Segment Information (Details 2) - GBP (£) £ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue		£ 6,758	£ 6,376	£ 775
Grant revenue		840	547	600
Total revenue		7,598	6,923	1,375
Cost of sales		(926)	(667)	(70)
Research and development costs		(10,185)	(7,796)	(8,710)
Distribution costs, sales and marketing		(9,417)	(12,510)	(605)
Administrative costs		(3,148)	(5,123)	(4,908)
Depreciation		(983)	(772)	(501)
Amortisation		(1,577)	(3,583)	(236)
Impairment		(1,500)	(11,413)
Loss from operations		(17,578)	(30,586)	(12,918)
Finance income		415	1,337	1,691
Finance expense		(166)	(73)	(5)
Loss before tax		(17,329)	(29,322)	(11,232)
Taxation		1,265	9,160	1,133
Loss for the year		(16,064)	(20,162)	(10,099)
Pipeline R&D [Member]
Statement Line Items [Line Items]
Revenue		108	776	273
Grant revenue		840	547	600
Total revenue		948	1,323	873
Cost of sales			(9)
Research and development costs		(9,830)	(7,786)	(8,601)
Distribution costs, sales and marketing		(744)	(396)
Administrative costs		(1,685)	(2,279)	(1,151)
Depreciation		(974)	(762)	(500)
Amortisation		(193)	(193)	(5)
Impairment		(1,500)
Loss from operations		(13,978)	(10,102)	(9,426)
Commercial [Member]
Statement Line Items [Line Items]
Revenue		6,650	5,600	502
Grant revenue
Total revenue		6,650	5,600	502
Cost of sales		(926)	(658)	(70)
Research and development costs		(355)	(10)	(109)
Distribution costs, sales and marketing		(7,096)	(8,531)	(369)
Administrative costs		(480)	(2,072)	(265)
Depreciation		(9)	(10)	(1)
Amortisation		(1,384)	(3,390)	(231)
Impairment			(11,413)
Loss from operations		£ (3,600)	£ (20,484)	(501)
Unallocated amounts [member]
Statement Line Items [Line Items]
Revenue	[1]
Grant revenue	[1]
Total revenue	[1]
Cost of sales	[1]
Research and development costs	[1]
Administrative costs	[1]			(2,291)
Depreciation	[1]
Amortisation	[1]
Loss from operations	[1]			£ (2,991)

[1]	There were no unallocated costs in 2017 or 2016. Unallocated costs in 2015 represent fees associated with the acquisitions of Midatech Pharma US, Inc. and Zuplenz in 2015.